Derivative Instruments Accounted for at Fair Value	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Accounted for at Fair Value
4. Derivative Instruments Accounted for at Fair Value
The Company uses derivative instruments in accordance with its overall risk management policy to mitigate our risk to the effects of unfavorable fluctuations in foreign exchange and interest rate movements.
The Company held no derivatives designated as hedges as of December 31, 2022, and 2021.
Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
Interest Rate risk
In July 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility. The interest rate receivable by the Company under these interest rate swap agreements is 3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility. The interest rate payable by the Company under these interest rate swap agreements is 0.369% and 0.3615% per annum to ING and SocGen respectively.
The fair value of these non-designated derivative instruments is presented as a non-current asset or liability in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of December 31, 2022, the interest rate swaps had a fair value asset of $2.1 million (December 31, 2021, a fair value asset of $0.6 million) and resulted in unrealized gains of $1.5 million (December 31, 2021, $0.07 million) on the combined fair value of the swaps with ING and SocGen, for the year ended December 31, 2022. The remeasurement to fair value has no impact on the cash flows at the reporting dates.
In August 2021, as part of the Ultragas Transaction, the Company assumed a number of existing loan facilities with associated fixed interest rate swaps. These fixed interest rate swaps are entered into with two of the financial institutions which were lenders on the loan facilities, being: Banco Santander Chile SA and Deutsche Bank AG London. Each loan tranche comprises of two fixed interest rate swaps covering 70% and 30% respectively of the notional value of the outstanding loan amounts in each tranche. The interest rate receivable by the Company under these interest rate swap agreements is 6-month LIBOR, calculated on a 360-day year basis, which resets every six months in line with the dates of interest payments on the Term Loan Facilities. The interest rate payable by the Company under these interest rate swap agreements is in the range between 1.627% and 2.137% per annum to the financial institutions detailed above.
The fair value of these non-designated derivative instruments is presented as a non-current asset or liability in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of December 31, 2022, the interest rate swaps had a fair value asset of $7.4 million (December 31, 2021, a fair value liability of $3.2 million) and resulted in unrealized gains of $10.5 million on the combined fair value of the swaps for the year ended December 31, 2022 (December 31, 2021, an unrealized gain
 of $2.8 million). The remeasurement to fair value has
no
impact on the cash flows at the reporting date.
In December 2021, the Company entered into new floating to fixed interest rate swap agreements on our September 2020 Secured Revolving Credit Facility with Nordea Bank ABP, National Australia Bank Limited, ABN AMRO Bank N.V. and BNP Paribas S.A. with a termination date of September 2025 to run concurrently with the facility. The interest rate receivable by the Company under these interest rate swap agreements was 3-month LIBOR up until December 31, 2022 and is compound
SO
FR since that date, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Secured Revolving Credit Facility. The interest rate payable by the Company under these interest rate swap agreements was 1.296% per annum to the four institutions listed above for the year to December 31, 2022 and is being reduced by approximately 0.26161% to reflect the change from LIBOR to
SO
FR.
The fair value of these non-designated derivative instruments is presented as a non-current asset or liability in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of December 31, 2022, the interest rate swaps had a fair value asset of $12.5 million (December 31, 2021, a fair value liability of $0.5 million) and resulted in an unrealized gain of $13.1 million (December 31, 2021, an unrealized loss of $0.5 million) on the combined fair value of the swaps with these four financial institutions, for the year ended December 31, 2022. The remeasurement to fair value has no impact on the cash flows at the reporting date.
All interest rate swaps above are remeasured to fair value at each reporting date and have been categorized as level two on the fair value measurement hierarchy.
Foreign Currency Exchange Rate risk
All foreign currency-denominated monetary assets and liabilities are revalued and are reported in the Company’s functional currency based on the prevailing exchange rate at the end of the period. These foreign currency transactions fluctuate based on the strength of the U.S. Dollar. The remeasurement of all foreign currency-denominated monetary assets and liabilities at each reporting date results in unrealized foreign currency exchange differences but do not impact our cash flows.
The fair value of any non-designated derivative instrument is presented in the Company’s consolidated balance sheets and the change in fair value during the year is presented in the consolidated statements of operations. The Company terminated the cross-currency interest rate swap on December 23, 2022, as a result of the underlying liability being redeemed. This resulted in a realization of a loss on the cross-currency interest rate swap of $6.3. million at that date. As of December 31, 2021, the cross-currency interest rate swap had a fair value liability of $5.1 million and an unrealized loss of $2.2 million. This remeasurement to fair value had no impact on the cash flows at the reporting date except for the effect on restricted cash.

Credit risk
The Company is exposed to credit losses in the event of non-performance by the counterparties to the interest rate swap agreements. As of December 31, 2022, the company is exposed to credit risk as the interest rate swaps were in an asset position from the perspective of the Company. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are reputable financial institutions, highly rated by a recognized rating agency.
The fair value of our interest rate swap agreements is the estimated amount that we would pay to sell or transfer the swap at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties. The estimated amount is the present value of future cash flows, adjusted for credit risk. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. The amount recorded as a derivative asset or liability could vary by a material amount in the near term if the credit markets are volatile or if credit risk were to change significantly.
The fair value of our interest rate swap agreements at the end of each period is most significantly affected by the interest rate implied by the benchmark interest yield curve, including its relative steepness. Interest rates and foreign exchange rates have experienced significant volatility in recent years in both the short and long term. While the fair value of our swap agreements is typically more sensitive to changes in short-term rates, significant changes in the long-term benchmark interest, foreign exchange rates and the credit risk of the counterparties or the Company also materially impact the fair values of our swap agreements.
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, and 2022.

		December 31, 2021	December 31, 2022
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	$(5,052)	$—
Interest rate swap agreements liabilities	Level 2	(3,748)	—
Interest rate swap agreements assets	Level 2	579	21,955